Income Taxes - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Oct. 26, 2017	Sep. 30, 2017	Dec. 31, 2013
Disclosure of reconciliation of effective tax rate [Line Items]
Statutory income tax rate	27.00%	26.00%
General corporate income tax rate	12.00%	11.00%
Mexico [member]
Disclosure of reconciliation of effective tax rate [Line Items]
Special mining duty relating to tax reform			7.50%
Extraordinary mining duty relating to tax reform			0.50%